RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2020
RESEARCH AND DEVELOPMENT EXPENSES.
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 21 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Payroll and related expenses	636	623	552
Professional services and consulting fees	1,752	2,345	2,297
Share-based payments	883	671	872
Clinical and pre-clinical trials	12,569	12,840	20,373
Intellectual property development	298	317	290
Other	353	623	478
	16,491	17,419	24,862